Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (15,454)	$ (2,117)	¥ (78,762)	¥ (190,183)
Denominator:
Weighted average ordinary shares outstanding-basic	554,687,200	554,687,200	494,712,397	300,112,189
Weighted average ordinary shares outstanding-diluted	554,687,200	554,687,200	494,712,397	300,112,189
Loss per ordinary share basic | (per share)	¥ (0.03)	$ 0	¥ (0.16)	¥ (0.63)
Loss per ordinary share diluted | (per share)	¥ (0.03)	$ 0	¥ (0.16)	¥ (0.63)